Property Plant and Equipment, Orignial Cost and Net Carrying Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Original cost	$ 77,035	$ 78,305
Property, Plant and Equipment, Net (Note 5)	49,429	51,422
Depreciation and amortization	6,245	6,696	6,097
Impairment of Long-Lived Assets Held-for-use	445	732
Land And Improvements, Buildings, Structures And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost	2,036	2,242
Property, Plant and Equipment, Net (Note 5)	811	840
Land And Improvements, Buildings, Structures And Related Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	1 year
Land And Improvements, Buildings, Structures And Related Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	35 years
EquipmentLeasedToOtherPartyMember
Property, Plant and Equipment [Line Items]
Original cost	1,845	1,325
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	560	332
EquipmentLeasedToOtherPartyMember | Air Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost	49,280	50,337
Property, Plant and Equipment, Net (Note 5)	32,795	34,938
Depreciable lives-new (in years)	20 years
EquipmentLeasedToOtherPartyMember | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Original cost	14,251	14,656
Property, Plant and Equipment, Net (Note 5)	8,144	8,312
EquipmentLeasedToOtherPartyMember | Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	1 year
EquipmentLeasedToOtherPartyMember | Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	20 years
EquipmentLeasedToOtherPartyMember | Railroad Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost	4,379	4,636
Property, Plant and Equipment, Net (Note 5)	2,998	3,129
EquipmentLeasedToOtherPartyMember | Railroad Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	4 years
EquipmentLeasedToOtherPartyMember | Railroad Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	50 years
EquipmentLeasedToOtherPartyMember | Construction And Manufacturing [Member]
Property, Plant and Equipment [Line Items]
Original cost	3,411	2,916
Property, Plant and Equipment, Net (Note 5)	2,321	1,955
EquipmentLeasedToOtherPartyMember | Construction And Manufacturing [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	1 year
EquipmentLeasedToOtherPartyMember | Construction And Manufacturing [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	20 years
EquipmentLeasedToOtherPartyMember | Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost	3,678	3,518
Property, Plant and Equipment, Net (Note 5)	$ 2,360	$ 2,248
EquipmentLeasedToOtherPartyMember | Other Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	6 years
EquipmentLeasedToOtherPartyMember | Other Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives-new (in years)	25 years